Notes Payable- Related Party (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 0		$ 0		$ 3,000,000	$ 0
Interest Expense	622,777	$ 29,721	966,374	$ 64,666	104,089	775,884
Related Party [Member]
Debt Instrument [Line Items]
Notes payable – related party	3,145,997		3,145,997
Next Charging LLC [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 2,900,000	$ 34,650	2,900,000	34,650	0	25,850
Imputed Interest - Related Party			23,333	1,296	1,732	840
Interest Expense			$ 38,420	2,592	$ 3,463	1,680
Next Charging LLC [Member] | Minimum [Member]
Debt Instrument [Line Items]
Additional shares imputed			5.00%		5.00%
Debt Instrument, Interest Rate, Effective Percentage	4.00%		4.00%
Next Charging LLC [Member] | Maximum [Member]
Debt Instrument [Line Items]
Additional shares imputed			6.00%		5.00%
Debt Instrument, Interest Rate, Effective Percentage	5.00%		5.00%
Next Charging LLC [Member] | Related Party [Member]
Debt Instrument [Line Items]
Notes payable – related party	$ 2,934,650		$ 2,934,650		$ 34,650	34,650
Next Charging LLC [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Interest Expense			$ 23,333	$ 1,296	$ 3,463	$ 1,680